UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      First Trust Bank

Address:   P.O. Box N-7776
           Lyford Cay, Nassau, Bahamas


Form 13F File Number: 028-12532


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Betty A. Roberts
Title:  Chief Executive Officer
Phone:  242-362-4904

Signature,  Place,  and  Date  of  Signing:

/s/ Betty A. Roberts               Lyford Cay, Nassau, Bahamas        11/8/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-06762         Bay Harbour Management, LC
---------------  ---------------------------------------------------------------
28-1399          Southeastern Asset Management, Inc.
---------------  ---------------------------------------------------------------
28-7494          Steinberg Global Asset Management, Ltd.
---------------  ---------------------------------------------------------------
28-05601         Thomas White International, Ltd.
---------------  ---------------------------------------------------------------
28-10411         Aegis Financial Corp.
---------------  ---------------------------------------------------------------
28-01260         First Manhattan Co.
---------------  ---------------------------------------------------------------
28-13078         Edinburgh Partners Ltd.
---------------  ---------------------------------------------------------------
28-10104         Altrinsic Global Advisors, LLC
---------------  ---------------------------------------------------------------
28-05163         Kinetics Asset Management, Inc.
---------------  ---------------------------------------------------------------
28-10309         DSM Capital Partners
---------------  ---------------------------------------------------------------
28-04825         Baillie Gifford & Co.
---------------  ---------------------------------------------------------------
28-04121         Davis Selected Advisers, LP
---------------  ---------------------------------------------------------------
28-13815         Lindsell Train Limited
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $      122,377
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                             VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
AEGEAN MARINE PETROLEUM NETWORK    SHS            Y0017S102     5824   350000 SH       SOLE                350000      0    0
AGRIUM INC.                        COM            8916108       7162    95500 SH       SOLE                 95500      0    0
ASA LIMITED                        SHS            G3156P103     6869   226400 SH       SOLE                226400      0    0
BARRICK GOLD CORPORATION           COM            67901108      5544   120000 SH       SOLE                120000      0    0
BEMIS INC                          COM            81437105      7525   237000 SH       SOLE                237000      0    0
CALAMOS ASSET MANAGEMENT INC.      CLA            12811R104     1438   125000 SH       SOLE                125000      0    0
CANADIAN NATURAL RESOURCES         COM            136385101     4214   121806 SH       SOLE                121806      0    0
CISCO SYSTEMS INC.                 COM            17275R102     4380   200000 SH       SOLE                200000      0    0
CTRIP.COM INTERNATIONAL            ADS            22943F100    16713   350000 SH       SOLE                350000      0    0
ENDO PHARMACEUTICALS HOLDINGS INC. COM            29264F205     6312   189880 SH       SOLE                189880      0    0
HEWLETT-PACKARD CO.                COM            428236103     3731    88690 SH       SOLE                 88690      0    0
INVESCO LTD.                       SHS            G491BT108     4493   211637 SH       SOLE                211637      0    0
iSHARES SILVER TRUST               ISHARES        46428Q109     5328   250000 SH       SOLE                250000      0    0
KKR & CO L P DEL                   COM UNITS      48248M102     8449   797044 SH       SOLE                797044      0    0
MICROSOFT CORP.                    COM            594918104     2993   122200 SH       SOLE                122200      0    0
NATIONAL OILWELL VARCO, INC.       COM            637071101     4260    95800 SH       SOLE                 95800      0    0
NET SERVICIOS DE COMUNICACAO SA    SPONSORED ADR  64109T201     4941   379231 SH       SOLE                379231      0    0
NEWMONT MINING CORPORATION         COM            651639106     1997    31800 SH       SOLE                 31800      0    0
PRESTIGE BRANDS HOLDINGS           COM            74112D101     6748   682277 SH       SOLE                682277      0    0
SASOL LTD                          SPONSORED ADR  803866300     5024   112161 SH       SOLE                112161      0    0
SIEMENS AG                         SPONSORED ADR  826197501     8432    80000 SH       SOLE                 80000      0    0


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